PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following:

	Useful Life	March 31, 2016	December 31, 2015
Furniture and fixtures	5 years	$19,636	$18,385
Computers and software	3 years	18,237	16,275
		37,873	34,660
Less accumulated depreciation		(11,850)	(9,822)

Total		$26,023	$24,838

Depreciation expense amounted to $2,028 and $1,485, for the three months ended March 31, 2016 and 2015, respectively.

Property and equipment consists of the following:

	Useful Life	December 31, 2015	December 31, 2014
Furniture and fixtures	5 years	$18,385	$16,016
Computers and software	3 years	16,275	11,587
		34,660	27,603
Less accumulated depreciation		(9,822)	(3,153)

Total		$24,838	$24,450

Depreciation expense amounted to $6,669 for the year ended December 31, 2015 and $2,681 for the year ended December 31, 2014.